Share Capital (Tables)	6 Months Ended
Jul. 31, 2026
Share Capital
Schedule of activity under NCIB, roll forward

A summary of activity under the NCIB is presented as follows in thousands of shares (except per share amounts in US dollars):

			Approximate
			Number of
			Shares That
	Total Number		May Yet be
	of Shares	Average Price	Repurchased
	Repurchased	Paid per Share	Under NCIB
Balance at January 31, 2026	11	$85.00	8,558
February 2026	—	—	8,558
March 2026	90	$70.71	8,468
April 2026	215	$67.05	8,253
May 2026	197	$70.52	8,056
June 2026	42	$68.74	8,014
July 2026	108	$70.04	7,906
Balance at July 31, 2026	663	$69.46	7,906